Commitments and Contingencies - Additional Information (Detail) (JPY ¥)	12 Months Ended
	Mar. 31, 2011 Year	Mar. 31, 2010	Mar. 31, 2009
Commitments and Contingencies Disclosure [Line Items]
Carrying amount of guarantees and similar obligations	¥ 15,000,000,000	¥ 15,000,000,000
Total rental expense	102,455,000,000	106,177,000,000	104,605,000,000
Sale Leaseback transactions accounted as an operating leases, minimum lease back periods	5
Sale Leaseback transactions accounted as an operating leases, maximum lease back periods	10
Sale Leaseback transactions accounted as an operating leases, total lease payment for the whole period	214,690,000,000		210,779,000,000
Sale Leaseback transactions accounted as an operating leases, future minimum lease payments	39,421,000,000	54,735,000,000	69,947,000,000
Off-balance Sheet instruments
Commitments and Contingencies Disclosure [Line Items]
Allowance for losses on off-balance-sheet instruments	¥ 112,000,000,000	¥ 108,000,000,000